Equity - Class S Ordinary (Details) - Class S Ordinary	Jun. 08, 2023 shares	Jun. 30, 2023 shares	Mar. 31, 2023 shares
Class of Stock [Line Items]
Units issued (in shares)		5,400,000	5,800,000
Units outstanding (in shares)		5,400,000	5,800,000
Common stock exchange ratio		1	1
Conversion of stock (in shares)	404,542